Supplementary Financial Information (Schedule of Prepayment and Other Current Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplementary Financial Information [Abstract]
Insurance prepayments	$ 40	$ 27	$ 9
Local franchise tax prepayments	81	79	78
Other	18	18	14
Prepayments and other current assets	$ 139	$ 124	$ 101